Financial Assets and Liabilities - Summary of Consolidated Foreign Currency-denominated Monetary Financial Assets and Liabilities (Parenthetical) (Detail)	12 Months Ended
	Dec. 31, 2025 PHP (₱)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 PHP (₱)	Dec. 31, 2024 USD ($)
Disclosure Of Pre Tax Exposure To Foreign Currency Exchange Risk On Financial Instruments [Line Items]
Exchange rate	58.79	1
Foreign currency exchange risk [Member]
Disclosure Of Pre Tax Exposure To Foreign Currency Exchange Risk On Financial Instruments [Line Items]
Exchange rate	58.79	1	57.85	1